Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Supplementary Cash Flow Information
Supplementary Cash Flow Information
The following supplemental cash flow information is provided with respect to interest and tax payments, as well as certain non-cash investing and financing activities.

	Year Ended December 31,
	2013	2012	2011
	(In millions)
Cash paid during the year:
Interest	$87	$65	$52
Income taxes	249	109	40
Non-cash investing and financing activities:
Liabilities assumed in connection with acquisitions:
Fair value of assets acquired	$30	$1,116	$—
Less: Total purchase price	25	254	—
Liabilities assumed	$5	$862	$—